Quarterly Report
June 30, 2019
MFS®  Mid Cap Value Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 2.1%
L3 Harris Technologies, Inc.	220,040	$41,616,165
L3 Technologies, Inc.	306,394	75,118,617
Leidos Holdings, Inc.	845,676	67,527,229
		$184,262,011
Airlines – 1.3%
Alaska Air Group, Inc.	497,307	$31,782,891
Delta Air Lines, Inc.	1,358,667	77,104,352
		$108,887,243
Alcoholic Beverages – 0.4%
Molson Coors Brewing Co.	553,048	$30,970,688
Apparel Manufacturers – 0.8%
PVH Corp.	402,305	$38,074,145
Skechers USA, Inc., “A” (a)	994,793	31,326,032
		$69,400,177
Automotive – 1.4%
Harley-Davidson, Inc.	997,125	$35,726,989
Lear Corp.	324,895	45,248,127
LKQ Corp. (a)	1,620,291	43,115,943
		$124,091,059
Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	1,790,960	$40,457,786
Brokerage & Asset Managers – 4.3%
Apollo Global Management LLC, “A”	1,870,941	$64,173,276
Invesco Ltd.	2,816,963	57,635,063
NASDAQ, Inc.	1,172,792	112,787,407
Raymond James Financial, Inc.	789,398	66,743,601
TD Ameritrade Holding Corp.	1,343,077	67,046,404
		$368,385,751
Business Services – 3.0%
Amdocs Ltd.	1,305,218	$81,040,986
DXC Technology Co.	684,312	37,739,807
First Data Corp. (a)	2,993,371	81,030,553
Global Payments, Inc.	370,288	59,294,217
		$259,105,563
Cable TV – 0.5%
Altice USA, Inc. (a)	1,710,421	$41,648,751
Chemicals – 3.2%
Celanese Corp.	507,586	$54,717,771
Eastman Chemical Co.	938,997	73,082,136
FMC Corp.	864,669	71,724,293
PPG Industries, Inc.	614,584	71,728,099
		$271,252,299
Computer Software – 0.3%
Change Healthcare, Inc. (a)	2,040,618	$29,793,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.3%
NCR Corp. (a)	1,079,044	$33,558,268
Verint Systems, Inc. (a)	583,549	31,383,265
Zebra Technologies Corp., “A” (a)	219,181	45,916,228
		$110,857,761
Construction – 5.3%
Masco Corp.	1,338,610	$52,527,056
Mid-America Apartment Communities, Inc., REIT	643,248	75,748,885
Mohawk Industries, Inc. (a)	253,940	37,448,532
Owens Corning	1,099,314	63,980,075
Stanley Black & Decker, Inc.	662,756	95,841,145
Toll Brothers, Inc.	1,784,677	65,354,872
Vulcan Materials Co.	486,295	66,773,166
		$457,673,731
Consumer Products – 0.5%
Energizer Holdings, Inc.	348,199	$13,454,409
Newell Brands, Inc.	2,059,108	31,751,446
		$45,205,855
Containers – 2.5%
Berry Global Group, Inc. (a)	1,056,831	$55,578,742
Graphic Packaging Holding Co.	4,720,987	65,999,398
Sealed Air Corp.	1,041,002	44,534,066
WestRock Co.	1,218,821	44,450,402
		$210,562,608
Electrical Equipment – 2.2%
HD Supply Holdings, Inc. (a)	1,964,198	$79,117,895
Sensata Technologies Holding PLC (a)	1,095,166	53,663,134
TE Connectivity Ltd.	546,273	52,322,028
		$185,103,057
Electronics – 4.1%
Analog Devices, Inc.	797,529	$90,017,098
IPG Photonics Corp. (a)	176,563	27,234,843
Keysight Technologies, Inc. (a)	661,511	59,410,303
Marvell Technology Group Ltd.	2,703,726	64,537,940
Maxim Integrated Products, Inc.	1,140,296	68,212,507
NXP Semiconductors N.V.	449,522	43,877,842
		$353,290,533
Energy - Independent – 4.2%
Cabot Oil & Gas Corp.	2,415,871	$55,468,398
Concho Resources, Inc.	238,369	24,594,913
Hess Corp.	992,215	63,075,108
Marathon Petroleum Corp.	1,302,795	72,800,185
Pioneer Natural Resources Co.	572,833	88,136,085
WPX Energy, Inc. (a)	4,588,367	52,812,104
		$356,886,793
Engineering - Construction – 1.0%
KBR, Inc.	3,491,948	$87,089,183
Food & Beverages – 4.2%
Archer Daniels Midland Co.	1,743,805	$71,147,244
Coca-Cola European Partners PLC	996,261	56,288,746
Ingredion, Inc.	496,708	40,973,443
J.M. Smucker Co.	459,040	52,876,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Kellogg Co.	745,031	$39,911,311
Post Holdings, Inc. (a)	279,377	29,046,827
Sanderson Farms, Inc.	324,293	44,285,452
TreeHouse Foods, Inc. (a)	447,135	24,190,003
		$358,719,844
Food & Drug Stores – 0.6%
Kroger Co.	2,493,185	$54,127,046
Furniture & Appliances – 0.7%
Whirlpool Corp.	414,977	$59,076,126
Gaming & Lodging – 1.7%
Marriott International, Inc., “A”	458,636	$64,342,044
Royal Caribbean Cruises Ltd.	448,846	54,404,624
Wyndham Hotels Group LLC	533,128	29,716,555
		$148,463,223
General Merchandise – 0.6%
Dollar Tree, Inc. (a)	505,961	$54,335,152
Insurance – 8.2%
Aon PLC	438,447	$84,611,502
Arthur J. Gallagher & Co.	921,951	80,753,688
Assurant, Inc.	646,782	68,804,669
Athene Holding Ltd. (a)	1,239,084	53,354,957
Everest Re Group Ltd.	320,693	79,268,896
Hanover Insurance Group, Inc.	472,970	60,682,051
Hartford Financial Services Group, Inc.	2,318,975	129,213,287
Lincoln National Corp.	1,030,651	66,425,457
Reinsurance Group of America, Inc.	256,390	40,004,532
Unum Group	1,107,040	37,141,192
		$700,260,231
Leisure & Toys – 1.2%
Brunswick Corp.	1,011,242	$46,405,896
Electronic Arts, Inc. (a)	534,186	54,091,674
		$100,497,570
Machinery & Tools – 3.0%
AGCO Corp.	898,600	$69,704,402
Eaton Corp. PLC	943,755	78,595,916
ITT, Inc.	1,004,132	65,750,563
Regal Beloit Corp.	572,143	46,749,805
		$260,800,686
Major Banks – 3.5%
Comerica, Inc.	964,456	$70,058,084
Huntington Bancshares, Inc.	6,358,526	87,874,829
KeyCorp	5,282,777	93,769,292
State Street Corp.	913,967	51,236,990
		$302,939,195
Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	698,601	$59,562,721
Premier, Inc., “A” (a)	1,465,682	57,322,823
Quest Diagnostics, Inc.	855,296	87,077,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	579,522	$75,563,874
		$279,527,104
Medical Equipment – 1.6%
PerkinElmer, Inc.	574,442	$55,341,742
Zimmer Biomet Holdings, Inc.	703,891	82,876,127
		$138,217,869
Natural Gas - Distribution – 1.8%
NiSource, Inc.	1,780,399	$51,275,491
Sempra Energy	518,357	71,242,986
South Jersey Industries, Inc.	824,305	27,803,808
		$150,322,285
Natural Gas - Pipeline – 1.4%
Equitrans Midstream Corp.	1,304,577	$25,713,213
Plains GP Holdings LP	3,611,759	90,185,622
		$115,898,835
Network & Telecom – 0.9%
Motorola Solutions, Inc.	465,271	$77,574,634
Oil Services – 1.1%
Frank's International N.V. (a)	4,021,304	$21,956,320
NOW, Inc. (a)	2,057,490	30,368,552
Oil States International, Inc. (a)	1,173,083	21,467,419
Patterson-UTI Energy, Inc.	1,986,810	22,868,183
		$96,660,474
Other Banks & Diversified Financials – 5.5%
Discover Financial Services	1,040,523	$80,734,180
Element Fleet Management Corp.	4,016,776	29,323,339
M&T Bank Corp.	398,823	67,827,828
Northern Trust Corp.	798,316	71,848,440
Signature Bank	601,793	72,720,666
SunTrust Banks, Inc.	1,417,168	89,069,009
Wintrust Financial Corp.	803,547	58,787,498
		$470,310,960
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (a)	1,364,563	$46,122,229
Mylan N.V. (a)	1,375,395	26,187,521
		$72,309,750
Pollution Control – 0.3%
Stericycle, Inc. (a)	604,855	$28,881,826
Railroad & Shipping – 0.9%
Kansas City Southern Co.	618,888	$75,392,936
Real Estate – 6.7%
Annaly Mortgage Management, Inc., REIT	2,924,348	$26,699,297
Brixmor Property Group, Inc., REIT	3,198,722	57,193,149
EPR Properties, REIT	864,274	64,466,198
Life Storage, Inc., REIT	963,584	91,617,567
Medical Properties Trust, Inc., REIT	3,708,143	64,670,014
Spirit Realty Capital, Inc., REIT	989,068	42,193,641
Sun Communities, Inc., REIT	585,006	74,991,919
VICI Properties, Inc., REIT	3,271,904	72,112,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	976,473	$79,270,078
		$573,214,627
Restaurants – 0.9%
Aramark	1,002,865	$36,163,312
Wendy's Co.	1,987,196	38,909,297
		$75,072,609
Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (a)	2,373,581	$70,661,506
Univar, Inc. (a)	2,228,647	49,119,380
		$119,780,886
Specialty Stores – 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	804,274	$21,232,834
Michaels Co., Inc. (a)	1,532,513	13,332,863
Tractor Supply Co.	312,537	34,004,025
Urban Outfitters, Inc. (a)	669,656	15,234,674
		$83,804,396
Utilities - Electric Power – 7.9%
AES Corp.	3,298,691	$55,286,061
CenterPoint Energy, Inc.	2,301,044	65,878,890
CMS Energy Corp.	1,502,994	87,038,383
Eversource Energy	1,106,673	83,841,546
FirstEnergy Corp.	1,355,146	58,013,800
Pinnacle West Capital Corp.	906,752	85,316,296
Public Service Enterprise Group, Inc.	1,614,999	94,994,241
Southern Co.	1,398,134	77,288,848
WEC Energy Group, Inc.	820,636	68,416,423
		$676,074,488
Total Common Stocks		$8,407,186,624
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 2.42% (v)	141,520,519	$141,534,671

Other Assets, Less Liabilities – 0.2%		18,098,280
Net Assets – 100.0%		$8,566,819,575
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $141,534,671 and $8,407,186,624, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$8,407,186,624	$—	$—	$8,407,186,624
Mutual Funds	141,534,671	—	—	141,534,671
Total	$8,548,721,295	$—	$—	$8,548,721,295
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$171,972,386	$1,109,385,596	$1,139,847,310	$(1,527)	$25,526	$141,534,671

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,675,232	$—